Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2016
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	May 31, 2016
Document Effective Date	Jun. 01, 2016
Prospectus Date	Mar. 01, 2016
Class A, B, and C Prospectus | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class A
Prospectus:
Trading Symbol	ACAAX
Class A, B, and C Prospectus | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class B
Prospectus:
Trading Symbol	ACAPX
Class A, B, and C Prospectus | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class C
Prospectus:
Trading Symbol	ALCCX
Class A, B, and C Prospectus | Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class A
Prospectus:
Trading Symbol	AMGAX
Class A, B, and C Prospectus | Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class B
Prospectus:
Trading Symbol	AMCGX
Class A, B, and C Prospectus | Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class C
Prospectus:
Trading Symbol	AMGCX
Class Z Prospectus | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class Z
Prospectus:
Trading Symbol	ACAZX
Class Z Prospectus | Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class Z
Prospectus:
Trading Symbol	AMCZX